Leases - Future Lease Liability Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating Leases
2024	$ 1,907
2025	1,962
2026	1,631
2027	116
Total future minimum lease payments	5,616
Less: imputed interest	441
Present value of Lease Liabilities	5,175
Equipment Finance Leases
2024	2,219
2025	1,119
2026	317
2027	128
Total future minimum lease payments	3,783
Less: imputed interest	306
Present value of Lease Liabilities	3,477
2024	4,126
2025	3,081
2026	1,948
2027	244
Total future minimum lease payments	9,399
Less: imputed interest	747
Present value of Lease Liabilities	$ 8,652